ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2013
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS

12. ACCRUED WARRANTY COSTS

        The Company's warranty activity is summarized below:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Beginning balance	31,224,906	47,021,352	58,334,424
Warranty provision	18,347,272	12,516,349	(16,464,540)
Warranty costs incurred	(2,550,826)	(1,203,277)	(1,265,232)

Ending balance	47,021,352	58,334,424	40,604,652